Submission	Aug. 06, 2025
Submission [Line Items]
Central Index Key	0001860160
Registrant Name	Firefly Aerospace Inc.
Registration File Number	333-288646
Form Type	S-1
Submission Type	S-1MEF
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A